Cover	12 Months Ended
Dec. 31, 2021
Entity Addresses [Line Items]
Document Type	F-1/A
Amendment Flag	true
Amendment Description	The Amendment No. 1 is being filed solely for the purpose of correcting an error in the allocation of certain preferred shares and warrants between selling shareholders, Andrew Intrater and JADI Trust (which is controlled by Andrew Intrater) with no change to the total number of Ordinary Shares being registered.
Entity Registrant Name	FREIGHT TECHNOLOGIES, INC.
Entity Central Index Key	0001687542
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	2001 Timberloch Place
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77380
City Area Code	(773)
Local Phone Number	905-5076
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2001 Timberloch Place
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77380
City Area Code	(773)
Local Phone Number	905-5076
Contact Personnel Name	Mr. Javier Selgas